Other liabilities parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other liabilities [Abstract]
Variable lease payments that are not included in the measurement of lease liabilities	₩ 12,337	₩ 79
Cash outflows from leases	279,406	283,470
Interest expense on lease liabilities	₩ 13,379	₩ 10,873